Provisions - Provisions for Tax Proceedings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 4,944
Other provisions at end of period	4,856	€ 4,944
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions at beginning of period	241
Other provisions at end of period	278	241
Telefónica Brazil | Taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	911	644
Additions (income)	63	33
Write-offs due to reversal (income)	(20)	(14)
Write-offs due to payment	(47)	(41)
Monetary updating	97	99
Translation differences	(134)	165
Other movements	32	25
Other provisions at end of period	€ 902	€ 911